Non-Controlling Interests - Schedule of Non-Controlling Interests (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Non-Controlling Interests [Abstract]
Non-controlling interests	RM 400	$ 88	RM 400	$ 85